Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	CXApp Inc.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
City Area Code	575-4456
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
City Area Code	575-4456
Contact Personnel Name	Khurram P. Sheikh